Derivatives and Hedging Activities (Narrative) (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) instrument	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) instrument	Sep. 30, 2018 USD ($)	Dec. 31, 2018 instrument
Derivative [Line Items]
Loss (gain) on non-designated derivatives	$ (2)	$ 18	$ (50)	$ 46
Derivative, net liability position, aggregate fair value	9,300		9,300
Aggregate termination value	$ 9,300		$ 9,300
Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Number of Instruments | instrument	10		10		2
Derivatives designated as hedging instruments: | Interest Expense | Interest Rate Contract
Derivative [Line Items]
Cash flow hedge reclassification in next twelve months	$ 1,500		$ 1,500